ADVANCED SERIES TRUST

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

December 22, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Advanced Series Trust
Registration No. 33-24962
Registration No. 811-5186

Ladies sand Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the registrant hereby certifies that:  (i) the form of prospectus and Statement of Additional Information of Advanced Series Trust (“AST”) that would have been filed pursuant paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the AST Registration Statement (Post-Effective Amendment No. 73); and (ii) the text of the Post-Effective Amendment was filed electronically with the Securities and Exchange Commission on December 18, 2008.

If you have any questions, please do not hesitate to contact me at (973) 367-3161.  Thank you for your attention to this filing.

Respectfully submitted,

/s/ John P. Schwartz
John P. Schwartz
Assistant Secretary